SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
PROPERTY AND EQUIPMENT
Loss and impairment on lease termination	$ 17,063
Leasehold improvements
PROPERTY AND EQUIPMENT
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Machinery and equipment | Minimum
PROPERTY AND EQUIPMENT
Estimated useful life	7 years
Machinery and equipment | Maximum
PROPERTY AND EQUIPMENT
Estimated useful life	10 years
Furniture and fixtures
PROPERTY AND EQUIPMENT
Estimated useful life	5 years
Computer and software
PROPERTY AND EQUIPMENT
Estimated useful life	3 years
Buildings
PROPERTY AND EQUIPMENT
Estimated useful life	20 years
Building Fixtures
PROPERTY AND EQUIPMENT
Estimated useful life	7 years